INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 1,625,047	$ 1,663,983
Offsetting presentation	(207,389)	(178,618)
Net Effect	1,417,658	1,485,365	$ 1,631,065
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	829,288	860,498
Financial Instruments [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	14,225	12,684
Biological Assets [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	661,582	676,876
Inventory [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	39,025	32,580
Prepaid Expenses [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	37,897	41,600
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	20,240	22,014
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 22,790	$ 17,731